Portfolio of investments—October 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.30%
Communication services: 5.37%
Interactive media & services: 3.88%
Alphabet, Inc. Class C†	321,423	$40,274,302
Media: 1.49%
Comcast Corp. Class A	373,031	15,402,450
Consumer discretionary: 3.73%
Automobiles: 2.31%
General Motors Co.	849,013	23,942,166
Household durables: 1.42%
D.R. Horton, Inc.	141,087	14,729,483
Consumer staples: 9.33%
Beverages: 2.34%
Keurig Dr Pepper, Inc.	798,935	24,231,699
Consumer staples distribution & retail : 3.30%
Walmart, Inc.	209,273	34,197,301
Personal care products: 3.69%
Kenvue, Inc.	774,034	14,397,032
Unilever PLC ADR	503,808	23,855,309
		38,252,341
Energy: 8.43%
Oil, gas & consumable fuels: 8.43%
ConocoPhillips	279,286	33,179,177
EOG Resources, Inc.	221,230	27,930,288
Exxon Mobil Corp.	247,632	26,211,847
		87,321,312
Financials: 18.95%
Banks: 5.94%
Bank of America Corp.	1,096,070	28,870,484
JPMorgan Chase & Co.	234,999	32,678,961
		61,549,445
Capital markets: 2.45%
Intercontinental Exchange, Inc.	236,316	25,389,791
Financial services: 5.51%
Berkshire Hathaway, Inc. Class B†	49,157	16,778,759
Fiserv, Inc.†	188,766	21,472,133
Visa, Inc. Class A	80,344	18,888,874
		57,139,766
See accompanying notes to portfolio of investments
Allspring Special Large Cap Value Fund | 1

Portfolio of investments—October 31, 2023 (unaudited)

	Shares	Value
Insurance: 5.05%
Allstate Corp.	210,353	$26,952,530
American International Group, Inc.	414,026	25,383,934
		52,336,464
Health care: 15.96%
Biotechnology: 1.53%
Vertex Pharmaceuticals, Inc.†	43,812	15,864,763
Health care equipment & supplies: 3.26%
Globus Medical, Inc. Class A†	272,524	12,457,072
Medtronic PLC	302,400	21,337,344
		33,794,416
Health care providers & services: 7.24%
Cigna Group	117,342	36,282,147
Humana, Inc.	48,303	25,295,798
Laboratory Corp. of America Holdings	67,621	13,505,942
		75,083,887
Pharmaceuticals: 3.93%
Bristol-Myers Squibb Co.	252,199	12,995,815
Merck & Co., Inc.	269,816	27,710,103
		40,705,918
Industrials: 16.76%
Aerospace & defense: 3.83%
L3Harris Technologies, Inc.	88,667	15,907,746
RTX Corp.	292,268	23,787,693
		39,695,439
Commercial services & supplies: 2.49%
Waste Management, Inc.	156,751	25,758,892
Ground transportation: 2.31%
Canadian Pacific Kansas City Ltd.	337,700	23,966,569
Industrial conglomerates: 1.50%
Honeywell International, Inc.	85,091	15,593,776
Machinery: 1.07%
Caterpillar, Inc.	48,857	11,044,125
Trading companies & distributors: 5.56%
AerCap Holdings NV†	618,740	38,436,129
Ferguson PLC	128,041	19,231,758
		57,667,887
Information technology: 6.74%
IT services: 1.91%
Accenture PLC Class A	66,721	19,822,142
See accompanying notes to portfolio of investments
2 | Allspring Special Large Cap Value Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment: 1.16%
NXP Semiconductors NV	69,958	$12,062,858
Software: 3.67%
Cadence Design Systems, Inc.†	49,076	11,770,879
Microsoft Corp.	77,629	26,247,141
		38,018,020
Materials: 3.85%
Chemicals: 1.88%
Sherwin-Williams Co.	81,845	19,496,297
Construction materials: 1.97%
Vulcan Materials Co.	103,814	20,398,413
Real estate: 5.09%
Office REITs : 0.95%
Boston Properties, Inc.	183,140	9,810,810
Real estate management & development: 2.77%
CBRE Group, Inc. Class A†	414,148	28,717,022
Specialized REITs : 1.37%
Public Storage	59,576	14,221,387
Utilities: 3.09%
Electric utilities: 3.09%
NextEra Energy, Inc.	549,151	32,015,503
Total common stocks (Cost $880,918,303)		1,008,504,644

		Yield
Short-term investments: 2.74%
Investment companies: 2.74%
Allspring Government Money Market Fund Select Class♠∞		5.29%	28,444,219	28,444,219
Total short-term investments (Cost $28,444,219)				28,444,219
Total investments in securities (Cost $909,362,522)	100.04%			1,036,948,863
Other assets and liabilities, net	(0.04)			(408,959)
Total net assets	100.00%			$1,036,539,904

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
Allspring Special Large Cap Value Fund | 3

Portfolio of investments—October 31, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$33,357,878	$51,443,309	$(56,356,968)	$0	$0	$28,444,219	28,444,219	$395,711
See accompanying notes to portfolio of investments
4 | Allspring Special Large Cap Value Fund

Notes to portfolio of investments—October 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
 The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$55,676,752	$0	$0	$55,676,752
Consumer discretionary	38,671,649	0	0	38,671,649
Consumer staples	96,681,341	0	0	96,681,341
Energy	87,321,312	0	0	87,321,312
Financials	196,415,466	0	0	196,415,466
Health care	165,448,984	0	0	165,448,984
Industrials	173,726,688	0	0	173,726,688
Information technology	69,903,020	0	0	69,903,020
Materials	39,894,710	0	0	39,894,710
Real estate	52,749,219	0	0	52,749,219
Utilities	32,015,503	0	0	32,015,503
Short-term investments
Investment companies	28,444,219	0	0	28,444,219
Total assets	$1,036,948,863	$0	$0	$1,036,948,863
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At October 31, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring Special Large Cap Value Fund | 5